Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of MindForge Inc. (formerly known as U-BX Technology Ltd.) and its subsidiaries (the Company) as of June 30, 2026 and 2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended June 30, 2026, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.